Restricted Net Assets or Parent Company’s Condensed Financial Statements	12 Months Ended
Dec. 31, 2024
Restricted Net Assets Or Parent Company’S Condensed Financial Statements [Abstract]
RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

NOTE 21 — RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

The following condensed financial statements present the financial position and results of operations of Hongli Group Inc. (the Parent Company), which is a holding company with several subsidiaries. The condensed financial information is provided in accordance with Schedule I of Article 5-04 of Regulation S-X, issued by the U.S. Securities and Exchange Commission.

	As of December 31,
	2024	2023
Assets
Cash	$4,654	$4,676
Due from subsidiaries, net	40,422,613	7,422,613
Investment in subsidiaries	13,066,029	13,680,265
Total Assets	$53,493,296	$21,107,554

Liabilities and Equity
Current liability	$1	$1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2024 and 2023, respectively	7,344	1,224
Additional paid-in capital	42,998,556	8,036,676
Statutory reserves	370,683	370,683
Retained earnings	11,724,070	13,605,705
Accumulated other comprehensive loss	(1,607,358)	(906,735)
Total Hongli Group Inc. stockholders’ equity	53,493,295	21,107,553
Total Liabilities and Equity	$53,493,296	$21,107,554
	2024	2023
Revenue	$-	$-
Share of profit in subsidiaries	86,387	864,733
Share based compensation	(1,968,000)	-
Other general and administrative expenses	(22)	(11)
Total operating expenses	(1,968,022)	(11)
Net (loss) income	(1,881,635)	864,722
Other comprehensive income (loss):
Foreign currency translation adjustments	(700,623)	(659,161)
Comprehensive income (loss)	$(2,582,258)	$205,561
	2024	2023
Cash Flows from Operating Activities
Net (loss) income	$(1,881,635)	$864,722
Non cash adjustment	(86,387)	(864,733)
Share based compensation	1,968,000	-
Adjustments to reconcile net income to net cash used in operating activities:
Increase in accrued liabilities	-	1
Net Cash Used in Operating Activities	(22)	(10)

Cash Flows from Investing Activities:
Advance to subsidiary		(8,368,965)
Net Cash Used in Investing Activities	-	(8,368,965)

Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	-	7,228,964
Proceeds from exercise of option, net of costs	-	1,144,687
Net Cash Provided by Financing Activities	-	8,373,651

Net (decrease) increase in cash and cash equivalents	(22)	4,676
Cash and cash equivalents - beginning of the year	4,676	-
Cash and cash equivalents - end of the year	$4,654	$4,676

Non-cash investing and financing activities:
Offering costs paid by subsidiary	$-	$946,352
Proceeds of private placement deposited into WOFE account	$33,000,000	$-

There were no reportable transactions as of December 31, 2022 and for the year then ended as the parent company was formed in 2021 and only serves as a holding company with minimal transactions.